Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense:
Federal	$ 32,016	$ 41,113	$ 3,456
State	5,998	6,302	5,321
Foreign	48,070	33,335	44,541
Current income tax expense	86,084	80,750	53,318
Deferred income tax expense (benefit):
Federal	4,163	(5,688)	26,183
State	357	(488)	2,750
Foreign	(7,045)	7,494	(5,217)
Deferred income tax expense (benefit)	(2,525)	1,318	23,716
Total income tax expense	$ 83,559	$ 82,068	$ 77,034